Financing Arrangements (Narrative) (Detail) - USD ($)		12 Months Ended
	Apr. 22, 2016	Dec. 31, 2016	Mar. 31, 2017	Dec. 21, 2016	Dec. 31, 2015	Oct. 21, 2015	Aug. 13, 2015	Oct. 23, 2014
Line of Credit Facility [Line Items]
Carrying amount		$ 475,000,000	$ 486,700,000		$ 468,100,000
Short-term Debt		5,000,000	4,400,000
Capital lease obligations		18,800,000					$ 50,000,000
Foreign subsidiaries borrowings		42,400,000			800,000
Foreign subsidiaries outstanding bank guarantees		$ 9,900,000			$ 3,900,000
Percentage ownership		100.00%
Weighted average interest rate		5.73%			5.47%
Arkansas Development Finance Authority | Southwest Steel Processing LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity						$ 11,000,000
Amount drawn		$ 6,200,000	6,100,000
Machinery and Equipment
Line of Credit Facility [Line Items]
Capital lease obligations			19,900,000
Maximum
Line of Credit Facility [Line Items]
Capital lease obligations							$ 50,000,000
GH Electrotermia S.A.
Line of Credit Facility [Line Items]
Carrying amount				$ 8,900,000
Short-term Debt				5,000,000
Senior Notes due 2021
Line of Credit Facility [Line Items]
Carrying amount		250,000,000	$ 250,000,000		$ 250,000,000
Stated interest rate			8.125%
Industrial Equipment Group European Facilities
Line of Credit Facility [Line Items]
Carrying amount		26,400,000	$ 26,700,000
Stated interest rate			3.25%
Industrial Equipment Group European Facilities | Banco Bolbao Vizcaya Argentaria, S.A. | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity				36,900,000
Industrial Equipment Group European Facilities | Banco Bolbao Vizcaya Argentaria, S.A. | Line of Credit | GH Electrotermia S.A. | Financing Agreement
Line of Credit Facility [Line Items]
Amount drawn				26,400,000
Revolving credit facility
Line of Credit Facility [Line Items]
Carrying amount		132,800,000	$ 145,800,000		169,000,000
Revolving credit facility | Amendment No. 1 to the Amended Credit Agreement
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 300,000,000
Amount drawn	$ 35,000,000
Inventory advance rate percentage	65.00%
Inventory advance rate percentage to be reduced to	50.00%
Term over which inventory advance rate percentage reduces	36 months
Term over which basis spread on variable interest rate reduces	36 months
Unused borrowing capacity		106,200,000
Revolving credit facility | Amendment No. 1 to the Amended Credit Agreement | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	3.50%
Revolving credit facility | The Amended Credit Agreement
Line of Credit Facility [Line Items]
Inventory advance rate percentage								50.00%
Term of debt instrument	7 years
Revolving credit facility | The Amended Credit Agreement | LIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	1.50%
Revolving credit facility | The Amended Credit Agreement | LIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	2.50%
Revolving credit facility | The Amended Credit Agreement | Prime lending rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	(0.25%)
Revolving credit facility | The Amended Credit Agreement | Prime lending rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	(1.25%)
Revolving credit facility | Banco Bolbao Vizcaya Argentaria, S.A. | Line of Credit | Financing Agreement
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 10,500,000
Amount drawn		0	0
Term Loan
Line of Credit Facility [Line Items]
Carrying amount		$ 23,400,000	$ 22,300,000		$ 27,900,000
Term Loan | Amendment No. 1 to the Amended Credit Agreement
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 35,000,000
Term Loan | The Amended Credit Agreement | LIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	2.00%
Term Loan | The Amended Credit Agreement | LIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	3.00%
Term Loan | The Amended Credit Agreement | Prime lending rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	(0.75%)
Term Loan | The Amended Credit Agreement | Prime lending rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	0.25%
Canadian Sub-Limit | Amendment No. 1 to the Amended Credit Agreement
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 35,000,000
Canadian Sub-Limit | The Amended Credit Agreement | Canadian deposit offered rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	1.50%
Canadian Sub-Limit | The Amended Credit Agreement | Canadian deposit offered rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	2.50%
Canadian Sub-Limit | The Amended Credit Agreement | Canadian prime lending rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	0.00%
Canadian Sub-Limit | The Amended Credit Agreement | Canadian prime lending rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	1.00%
Canadian Sub-Limit | The Amended Credit Agreement | US base rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	0.00%
Canadian Sub-Limit | The Amended Credit Agreement | US base rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable interest rate - plus (minus)	1.00%
European Sub-Limit | Amendment No. 1 to the Amended Credit Agreement
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 25,000,000
Scenario, Previously Reported | Revolving credit facility | Amendment No. 1 to the Amended Credit Agreement
Line of Credit Facility [Line Items]
Inventory advance rate percentage	60.00%